Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2022
Taxes on Income [Abstract]
Schedule of deferred tax assets
	December 31,
	2022	2021
Deferred tax assets
Operating loss carry forward	$10,579,957	$10,204,294
Temporary differences	189,099	126,150
	10,769,056	10,330,444
Deferred tax liability
Beneficial conversion feature	(99,790)	(99,790)

Total deferred tax, net	10,669,266	10,230,654

Valuation allowance	(10,669,266)	(10,230,654)

Net deferred tax assets	$—	$—

Schedule of reconciliation of tax benefit
	Year ended December 31,
	2022	2021	2020

Loss before tax benefit	$(4,509,547)	$(2,518,864)	$(12,543,737)

Statutory tax rate	23%	23%	23%

Income tax benefit	1,037,196	579,339	2,885,060
Effect of:
Losses and timing differences for which valuation allowance was provided, net	(438,612)	(463,784)	(329,578)
Non-deductible expenses and other permanent differences	(624,299)	(196,980)	(2,526,808)
Other	25,715	81,425	(28,674)

Income tax expense recognized in profit or loss	$—	$—	$—